SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw material	$ 152,140
Work in process	4,600
Finished goods-health supplements	183,148	6,201	$ 45,535
Drugs, pharmaceutical and nutritional products	454,165	122,966
Food and beverage, hotel supplies and consumables		104,287
Total inventories, net	857,754	233,454	$ 45,535
Less: inventory allowance	19,641
Food and beverage, hotel supplies and consumables	83,342	104,287
Total	$ 877,395	$ 233,454